Financing Arrangements - Summary of Debt Outstanding (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total	$ 4,727,094	$ 4,782,538	$ 7,171,252
Unamortized discount	(20,837)	(145,835)	(67,327)
Total debt, net	4,706,257	4,636,703	7,103,925
Less: current maturities	2,214,257	2,070,217	3,170,672
Long-term portion	2,492,000	$ 2,566,486	3,933,253
Senior Secured Note Payable, Due August 2013 [Member]
Total			1,562,500
Secured Convertible Notes, Due June through August 2014 [Member]
Total			770,000
Notes Payable To Directors And Affiliates [Member]
Total	1,348,000	$ 1,350,000	2,350,000
Convertible Notes, Due March 2015, Interest at 10% [Member]
Total			575,000
Convertible Term Loan, Due December 2016, Interest at 10% [Member]
Total	2,300,000	$ 2,300,000	500,000
Convertible, Subordinated Notes, Due March 2012 Interest at 6% [Member]
Total			112,561
Convertible Subordinated Note, Due April 2015 Interest at 9% [Member]
Total			200,000
Series Subordinated Note, Due April 2015 Stated Interest Rate of 12% Effective Interest of 38% [Member]
Total	499,591	$ 613,808	863,808
Notes Payable, Due February 2015, Interest at 10% [Member]
Total			$ 100,000
Notes Payable, Due the Earlier of Raising $10 Million in Proceeds from Private Placements or January 2016, Interest Between 8.25% and 12% [Member]
Total	74,486	$ 74,486
Note Payable, Due August 2021, Interest 0% [Member]
Total	192,000	192,000
Installment Note Payable - Bank [Member]
Total	$ 313,017	$ 252,244	$ 137,383